Consolidated Statements of Shareholders’ Equity ¥ in Thousands, $ in Thousands	Share Capital CNY (¥) shares	Share Capital USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Statutory Reserves CNY (¥)	Statutory Reserves USD ($)	Retained Earnings CNY (¥)	Retained Earnings USD ($)	Accumulated Other Comprehensive Income (loss) CNY (¥)	Accumulated Other Comprehensive Income (loss) USD ($)	Non-controlling Interests CNY (¥)	Non-controlling Interests USD ($)	CNY (¥) shares	USD ($) shares
Balance (in Dollars)	¥ 600		¥ 224,702		¥ 21,873		¥ 120,314		¥ 467		¥ 2,525		¥ 370,481
Balance (in Shares) | shares	90,472,014	90,472,014
Balance at Jun. 30, 2020	¥ 600		224,702		21,873		120,314		467		2,525		370,481
Balance (in Shares) at Jun. 30, 2020 | shares	90,472,014	90,472,014
Net loss							(46,370)				304		(46,066)
Provision for statutory reserves					1,238		(1,238)
Cancellation of Baoying			(8)		(8)		8						(8)
Disposal of Zhonghui											(2,829)		(2,829)
Other comprehensive income (Loss): foreign currency translation adjustments									(1,277)				(1,277)
Balance at Jun. 30, 2021	¥ 600		224,694		23,103		72,714		(810)				320,301
Balance (in Shares) at Jun. 30, 2021 | shares	90,472,014	90,472,014
Balance (in Dollars)	¥ 600		224,694		23,103		72,714		(810)				320,301
Balance (in Shares) | shares	90,472,014	90,472,014
Net loss							(60,667)						(60,667)
Provision for statutory reserves					211		(211)
Other comprehensive income (Loss): foreign currency translation adjustments									417				417
Balance at Jun. 30, 2022	¥ 600		224,694		23,314		11,836		(393)				¥ 260,051
Balance (in Shares) at Jun. 30, 2022 | shares	90,472,014	90,472,014											90,472,014	90,472,014
Balance (in Dollars)	¥ 600		224,694		23,314		11,836		(393)				¥ 260,051
Balance (in Shares) | shares	90,472,014	90,472,014											90,472,014	90,472,014
Net loss							(43,577)						¥ (43,577)	$ (6,010)
Provision for statutory reserves					7		(7)
Disposal of Zhongxiang					(250)		250
Other comprehensive income (Loss): foreign currency translation adjustments									560				560	77
Balance at Jun. 30, 2023	¥ 600	$ 83	224,694	$ 30,987	23,071	$ 3,182	(31,498)	$ (4,345)	167	$ 23			¥ 217,034	$ 29,930
Balance (in Shares) at Jun. 30, 2023 | shares	90,472,014	90,472,014											90,472,014	90,472,014
Balance (in Dollars)	¥ 600	$ 83	¥ 224,694	$ 30,987	¥ 23,071	$ 3,182	¥ (31,498)	$ (4,345)	¥ 167	$ 23			¥ 217,034	$ 29,930
Balance (in Shares) | shares	90,472,014	90,472,014											90,472,014	90,472,014